ACCRUED EXPENSES AND OTHER LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2017
Payables and Accruals [Abstract]
Components of Accrued Expenses and Other Liabilities
	December 31,
	2017	2016

Employees and payroll accruals	$142,182	$118,599
Accrued expenses	80,893	86,236
Government authorities	79,515	67,218
Accrued expenses and other liabilities of discontinued operations	189	3,077
Other	6,571	1,081

	$309,350	$276,211